Mar. 10, 2020

BlackRock Global Allocation Fund, Inc.

BlackRock Index Funds, Inc.

iShares MSCI EAFE International Index Fund

iShares Russell 2000 Small-Cap Index Fund

BlackRock Large Cap Focus Growth Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund

BlackRock Latin America Fund, Inc.

BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Dividend Series, Inc.

BlackRock Mid Cap Dividend Fund

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Opportunities Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Series Fund, Inc.

BlackRock Advantage Large Cap Core Portfolio

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock Government Money Market Portfolio

BlackRock Series Fund II, Inc.

BlackRock High Yield Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Strategic Global Bond Fund, Inc.

BlackRock Variable Series Funds, Inc.

BlackRock 60/40 Target Allocation ETF V.I. Fund

BlackRock Advantage Large Cap Core V.I. Fund

BlackRock Advantage Large Cap Value V.I. Fund

BlackRock Advantage U.S. Total Market V.I. Fund

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Government Money Market V.I. Fund

BlackRock International Index V.I. Fund

BlackRock International V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Small Cap Index V.I. Fund

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

Funds For Institutions Series

BlackRock Premier Government Institutional Fund

BlackRock Select Treasury Strategies Institutional Fund

BlackRock Treasury Strategies Institutional Fund

FFI Government Fund

FFI Treasury Fund

Managed Account Series

BlackRock GA Disciplined Volatility Equity Fund

BlackRock GA Dynamic Equity Fund

Managed Account Series II

BlackRock U.S. Mortgage Portfolio

Ready Assets Government Liquidity Fund

Retirement Series Trust

Retirement Reserves Money Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 10, 2020 to the Summary Prospectus(es) and Prospectus(es) of each Fund

The section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund,” the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” and the section of each Fund’s Prospectus(es) entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund” or “Details About the Fund — Investment Risks — Other Principal Risks of Investing in the Fund and/or an Underlying ETF” are amended to delete “Market Risk and Selection Risk” or “Market Risk”, as applicable, in its entirety and to replace it with the following:

•
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.